Leases	12 Months Ended
Jul. 31, 2022
Leases
Leases

Note 10 – Leases

Lease Agreements

The Company has operating leases for corporate offices and lab space. These leases have remaining lease terms of approximately one year to five years, some of which include options to extend the lease. For any lease where the Company is reasonably certain that a renewal option will be exercised, the lease payments associated with the renewal option period are included in the ROU asset and lease liability as of July 31, 2022.

Supplemental balance sheet information related to leases as of July 31, 2022 and 2021 is as follows:

Operating Leases:	As of July 31, 2022	As of July 31, 2021
Operating lease right-of-use assets	$4,665,515	$5,445,744
Operating Leases:
Current portion included in current liabilities	$1,111,571	$845,483
Long-term portion included in non-current liabilities	4,126,636	5,238,207
Total operating lease liabilities	$5,238,207	$6,083,690

Supplemental lease expense related to leases is as follows:

	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021
Operating lease cost	$1,506,546	$1,482,956
Total operating lease cost	$1,506,546	$1,482,956

Other information related to leases where the Company is the lessee is as follows:

	As of July 31, 2022	As of July 31, 2021
Weighted-average remaining lease term	4.0 years	5.0 years
Weighted-average discount rate	9.97%	9.95%

Supplemental cash flow information related to operating leases are as follows:

	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021
Cash paid for operating lease liabilities	$1,543,000	$1,272,290
Total cash flows related to operating lease liabilities	$1,543,000	$1,272,290

Future minimum lease payments under non-cancellable leases as of July 31, 2022 is as follows:

Years ending July 31,
2023	$1,585,224
2024	1,539,142
2025	1,516,126
2026	1,533,882
2027	240,688
Total minimum lease payments	6,415,062
Less: Imputed interest	(1,176,855)
Total	$5,238,207